COMMON SHARES - Stock Options Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of shares available for grant (in shares)	3,994,688
Options expiration term	7 years
Award vesting period	3 years
Expense for stock options	$ 7.0	$ 6.0	$ 9.0
Unrecognized compensation costs related to non-vested stock options	$ 0.8
Expense recognition period	1 month 6 days
Options, exercisable, intrinsic value	$ 23.0	20.0
Options, outstanding, intrinsic value	$ 34.0	$ 34.0